Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurement
Schedule of information about assets and liabilities that are measured at fair value on a recurring basis

		Fair Value Measurements at Reporting Date Using
Description	Year Ended December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investment in preferred shares of a private entity	$39,484,906	—	—	$39,484,906

Summary of quantitative inputs and assumptions used

The following table summarizes the quantitative inputs and assumptions used for investment in preferred shares of a private entity categorized in Level 3 of the fair value hierarchy as of December 31, 2014:

Financial Assets	Fair Value	Valuation Techniques	Unobservable Inputs	Rate
Investment in preferred shares of a private entity	$39,484,906	Discounted cash flow & option pricing method	Discount Rate	21.5%
			Discount for Lack of Marketability (“DLOM”)	9.0%
			Terminal growth rate	3.0%

Summary of changes in financial assets measured at fair value using Level 3 inputs

	Level 3 Financial Assets at Fair Value Year Ended 31,
	2013	2014
	$	$
Balance as of January 1,	—	—
Purchased	—	25,719,808
Changes in Gains Included in Other Comprehensive Income	—	13,765,098
Balance as of December 31	—	39,484,906
Unrealized Gains	—	13,765,098